Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Convertible Note Derivatives

The Convertible Note derivatives were valued as of December 31, 2019, issuance, conversion and September 30, 2020 as set forth in the table below.

Derivative liabilities as of December 31, 2019	$458,745
Initial derivative liabilities at new note issuance	625,336
Initial loss	(34,287)
Conversion	(359,811)
Mark to market changes	157,546

Derivative liabilities as of September 30, 2020	$847,529

The Convertible Note derivatives were valued as of issuance, conversion and the year ended December 31, 2019 as set forth in the table below.

Initial derivative liabilities at issuance	$311,250
Conversion	-
Mark to market changes	147,495
Derivative liabilities as of December 31, 2019	$458,745